Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts— Describe(A)	Deductions— Describe(B)	Balance at End of Period
Year ended March 31, 2020
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$29,178	$—	$677,652	$624,413	$82,417
Year ended March 31, 2019
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$21,052	$—	$765,732	$757,606	$29,178